Lease Obligations - Schedule of Future Minimum Lease Payments for Fixed, Non-cancelable Terms of Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 295
2018	230
2019	196
2020	200
2021	101
Thereafter	1,917
Total	$ 2,939